Schedule of Quarterly Financial Data (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Interest Income	$ 3,982	$ 7,020	$ 10,456	$ 12,921	$ 18,653	$ 13,623	$ 14,720	$ 3,720	$ 34,379	$ 50,716	$ 92,578
Net investment income (loss)	(129,519)	(118,792)	(149,078)	(169,195)	(178,783)	(144,768)	(157,186)	(195,827)	(566,584)	(676,564)	(1,068,768)
Net realized and net change in unrealized gains/(losses) on United States Treasury Obligations and Futures	226,060	2,716,542	108,854	(3,632,465)	352,455	1,724,540	(2,783,671)	2,163,070	(581,009)	1,456,394	1,081,071
Net Income/(loss)	96,542	2,597,750	(40,224)	(3,801,660)	173,672	1,579,772	(2,940,857)	1,967,243	(1,147,593)	779,830	12,303
Increase/(decrease) in Net Asset Value	$ 96,524	$ (2,727,028)	$ (15,872,556)	$ (8,968,872)	$ 5,559,013	$ 12,401,589	$ (18,732,499)	$ (8,883,691)	$ (27,471,914)	$ (9,655,588)	$ (49,316,893)
Net Income (loss) per Share	$ 0.04	$ 1.03	$ (0.08)	$ 1.10	$ 0.03	$ 0.55	$ (0.81)	$ 0.55